SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - $3,000,000 and $100,000 SAFE issuance valuation (Details) (Imported) - August and December 2025 SAFEs	Mar. 31, 2026 USD ($) Y	Dec. 31, 2025 Y USD ($)	Dec. 01, 2025 USD ($)	Aug. 01, 2025 USD ($) Y
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principal amount | $			$ 100,000	$ 3,000,000
Level 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	0
Level 3 | Pre-Money Valuation Cap
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input | $	125,000,000	125,000,000		125,000,000
Level 3 | Probability of Equity Event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	0	20		66
Level 3 | Probability of Liquidity Event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	99	74		24
Level 3 | Probability of Termination
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input		5		5
Level 3 | Probability of Dissolution
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	1	1		5
Level 3 | Discount Period (years)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input | Y	0.04
Level 3 | Discount Period (years) | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input | Y		0.18		0.58
Level 3 | Discount Period (years) | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input | Y		0.16		0.56
Level 3 | Market Discount Rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	24.41	22.67		20.76
Level 3 | Discount Factor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	99			90
Level 3 | Discount Factor | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input		97
Level 3 | Discount Factor | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input		96
Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	78			56
Level 3 | Volatility | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input		69
Level 3 | Volatility | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input		66
Level 3 | Fair Value of SAFE
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input | $	4,709,000	4,544,000		4,059,000